EXHIBIT 99.1

John Deere Owner Trust 2009

Statement to Noteholders

$233,600,000   Class A-1  1.13155%  Asset Backed Notes due July 02, 2010

$50,000,000   Class A-2  1.96000%  Asset Backed Notes due September 15, 2011

$309,000,000   Class A-3  2.59000%  Asset Backed Notes due October 15, 2013

$81,710,000   Class A-4  3.96000%  Asset Backed Notes due May 16, 2016

$28,093,218  Asset Backed Certificates

Payment Date:		15-Sep-09

(1) Before giving effect to distributions on this Payment Date:

(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$167,705,340.03
	(ii) A-1 Note Pool Factor:	0.7179167

(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$50,000,000.00
	(ii) A-2 Note Pool Factor:	1.0000000

(c)	(i) Outstanding Principal Amount of Class A-3 Notes:	$309,000,000.00
	(ii) A-3 Note Pool Factor:	1.0000000

(d)	(i) Outstanding Principal Amount of Class A-4 Notes:	$81,710,000.00
	(ii) A-4 Note Pool Factor:	1.0000000

(2) Amount of principal being paid on the Notes:

(a)	Class A-1 Notes:	$19,976,416.07
	per $1,000 original principal amount:	$85.52

(b)	Class A-2 Notes:	$0.00
	per $1,000 original principal amount:	$0.00

(c)	Class A-3 Notes:	$0.00
	per $1,000 original principal amount:	$0.00

(d)	Class A-4 Notes:	$0.00
	per $1,000 original principal amount:	$0.00

(e)	Total:	$19,976,416.07

(3) (a) Amount of interest being paid on Notes:

	(i) Class A-1 Notes:	$152,867.84
	per $1,000 original principal amount:	$0.65

	(ii) Class A-2 Notes:	$81,666.67
	per $1,000 original principal amount:	$1.63

	(iii) Class A-3 Notes:	$666,925.00
	per $1,000 original principal amount:	$2.16

5

	(iv) Class A-4 Notes:	$269,643.00
	per $1,000 original principal amount:	$3.30

	(v) Total:	$1,171,102.51

(4)	(a) Pool Balance (excluding accrued interest):
	(i) at beginning of related Collection Period:	$665,981,048.68
	(ii) at end of related Collection Period:	$643,137,638.99

	(b) Note Value:
	(i) at beginning of related Collection Period:	$636,508,558.03
	(ii) at end of related Collection Period:	$616,532,141.96

	(c) Pool Face Amount:
	(i) at beginning of related Collection Period:	$725,787,082.70
	(ii) at end of related Collection Period:	$700,638,034.36

(5) After giving effect to distributions on this Payment Date:

	(a) (i) Outstanding Principal Amount of Class A-1 Notes:	$147,728,923.96
	(ii) A-1 Note Pool Factor:	0.6324012

	(b) (i) Outstanding Principal Amount of Class A-2 Notes:	$50,000,000.00
	(ii) A-2 Note Pool Factor:	1.0000000

	(c) (i) Outstanding Principal Amount of Class A-3 Notes:	$309,000,000.00
	(ii) A-3 Note Pool Factor:	1.0000000

	(d) (i) Outstanding Principal Amount of Class A-4 Notes:	$81,710,000.00
	(ii) A-4 Note Pool Factor:	1.0000000

	(e) (i) Certificate Balance:	$28,093,218.00
	(ii) Certificate Pool Factor:	1.0000000

(6) Amount of Servicing Fee:		$554,984.21
	per $1,000 original principal amount:	$0.79
	(a) Amount of Servicing Fee earned:	$554,984.21
	(b) Amount of Servicing Fee paid:	$554,984.21
	(c) Amount of Servicing Fee Shortfall:	$0.00

(7) Amount of Administration Fee:		$100.00

(8) Aggregate Purchase Amounts for Collection Period:		$0.00

(9)	(i) Amount in Reserve Account:	$16,857,678.00
	(ii) Specified Reserve Account Balance:	$16,857,678.00

(10)	(i) Face Amount of Receivables 60 days or more past due:	$8,374,750.00
	(ii) Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.30%

(11)	(i) Aggregate amount of net losses for the collection period:	$153,166.75
	(ii) Cumulative amount of net losses:	$169,422.80
	(iii) Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.02%

6